Related party transactions	6 Months Ended
Jun. 30, 2018
Disclosure of transactions between related parties [Abstract]
Related Party Transactions

44. RELATED PARTY TRANSACTIONS

Related parties of the Group as of June 30, 2018, assets and liabilities recognized, guarantees and commitments, and major transactions with related parties for the six months ended June 30, 2018 and 2017 are as follows:

(1)	Related parties

Related parties
Associates	Kumho Tire Co., Inc., Woori Service Networks Co., Ltd., Korea Credit Bureau Co., Ltd., Korea Finance Security Co., Ltd., Chin Hung International Inc., STX Corporation, 2016KIF-IMM Woori Bank Technology Venture Fund, K BANK Co., Ltd., Well to Sea No. 3 Private Equity Fund, and Others (Dongwoo C & C Co., Ltd. and other 25 associates)

(2)	Assets and liabilities from transactions with related parties are as follows (Unit: Korean Won in millions):

Related party		A title of account	June 30, 2018	December 31, 2017
Associates	Kumho Tire Co., Inc.	Loans	257,856	170,917
		Loss allowance	(62,957)	(156,712)
		Deposits due to customers	482	666
		Other liabilities	489	50

	Woori Service Networks Co., Ltd.	Loans	22	45
		Deposits due to customers	1,732	1,311
		Other liabilities	339	357

	Korea Credit Bureau Co., Ltd.	Loans	4	6
		Deposits due to customers	1,063	5,586
		Other liabilities	6	54

	Korea Finance Security Co., Ltd.	Loans	42	56
		Loss allowance	(2)	—
		Deposits due to customers	3,078	2,854
		Other liabilities	4	7

	Chin Hung International Inc.	Loans	182	408
		Loss allowance	(24)	(22)
		Deposits due to customers	61,551	46,220
		Other liabilities	2,899	1,658

	Poonglim Industrial Co., Ltd. (*1)	Deposits due to customers	—	4

	STX Engine Co., Ltd. (*2)	Loans	—	106,176
		Loss allowance	—	(88,734)
		Deposits due to customers	—	18,092
		Other liabilities	—	29

	STX Corporation	Loans	73,519	47,711
		Loss allowance	(49,734)	(31,210)
		Deposits due to customers	2,130	77,555
		Other liabilities	131	80

Associates	K BANK Co., Ltd.	Loans	103	212

	Well to Sea No.3 Private Equity Fund	Loans	85,000	73,810
		Loss allowance	(85)	(39)
		Deposits due to customers	3,213	61
		Other liabilities	69	27

Related party	A title of account	June 30, 2018	December 31, 2017
Others (*3)	Loans	260	499
	Loss allowance	(235)	(471)
	Other assets	1	1
	Deposits due to customers	6,369	2,906
	Other liabilities	153	73

(*1)

The Group did not have significant influence over the entity due to the fact that the entity was going through workout process under receivership, and thus the entity was excluded from the investment in associates

(*2)	The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.
(*3)	Others include Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others as of June 30, 2018 and December 31, 2017.

(3)	Gain or loss from transactions with related parties are as follows (Unit: Korean Won in millions):

			For the six months ended June 30
Related party		A title of account	2018	2017
Corporation that has significant influence over the group	KDIC (*1)	Interest expenses	—	15,331

Associates	Kumho Tire Co., Inc.	Interest income	1,098	1,501
		Fees income	—	6
		Impairment losses due to credit loss (reversal of allowance for credit loss)	(93,755)	1,042

	Woori Blackstone Korea Opportunity Private Equity Fund No.1 (*2)	Fees income	—	29

	Woori Service Networks Co., Ltd.	Other income	15	15
		Interest expenses	7	13
		Fees expenses	270	335
		Other expenses	231	249

	Korea Credit Bureau Co., Ltd.	Interest expenses	21	38
		Fees expenses	1,038	1,023

	Korea Finance Security Co., Ltd.	Interest expenses	4	5
		Impairment losses due to credit loss	2	—
		Fees expenses	71	—

	Chin Hung International Inc.	Interest income	—	53
		Fees income	—	1
		Interest expenses	21	13
		Impairment losses due to credit loss (reversal of allowance for credit loss)	2	(4,270)

			For the six months ended June 30
Related party		A title of account	2018	2017
Associates	STX Engine Co., Ltd (*3).	Interest income	333	672
		Fees income	—	28
		Interest expenses	86	72
		Reversal of allowance for credit loss	(88,734)	(1,835)

	Samho International Co., Ltd. (*4)	Interest income	—	364
		Fees income	—	6
		Interest expenses	—	214
		Reversal of allowance for credit loss	—	(116)

	STX Corporation	Interest income	—	219
		Fees income	—	58
		Interest expenses	2	4
		Impairment losses due to credit loss (reversal of allowance for credit loss)	18,524	(59,507)

	K BANK Co., Ltd.	Fees income	514	396
		Other income	5	1,051

	Well to Sea No.3	Interest income	1,288	—

	Private Equity Fund (*5)	Interest expenses	4	—
		Impairment losses due to credit loss	46	—

	Others (*6)	Other income	6	—
		Interest expenses	22	5
		Reversal of impairment losses due to credit loss	(236)	(10)

(*1)	As its ownership interest in the Group is lower than 20% as of December 31, 2017, it has been excluded from the corporation that have significant influence over the Group.
(*2)	Due to disposition previous year, the entity is not in scope for associate.
(*3)	The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.
(*4)	The entity was sold after it was transferred to assets held for sale and was excluded from the investment in associates for the year ended December 31, 2017.
(*5)	Due to capital contribution for the year ended December 31, 2017, the entity has been included in the investment in associates.
(*6)

Others include the amount transacted with Saman Corporation, Kyesan Engineering Co., Ltd., Hyunwoo International Co., Ltd., DAEA SNC Co., Ltd. and others for the six months ended June 30, 2018 and 2017.

(4)	Major loan transactions with related parties for the six months ended June 30, 2018 and June 30, 2017 are as follows (Unit: Korean Won in millions):

		For the six months ended June 30, 2018
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*1)
Associates	Kumho Tire Co., Inc.	57,470	—	7,057	—	50,413
	Well to Sea No. 3 Private Equity Fund (*2)	73,810	11,190	—	—	85,000
	STX Engine Co., Ltd. (*3)	39,886	—	2,177	(37,709)	—

		For the six months ended June 30, 2017
Related parties		Beginning balance	Loan	Collection	Others	Ending balance (*1)
Associates	Kumho Tire Co., Inc.	50,413	—	—	—	50,413
	STX Engine Co., Ltd. (*3)	44,797	—	7,088	—	37,709

(*1)	Settlement payment caused in operation among the related parties were excluded, and in the case of a limited loan, it was presented as a net increase (decrease).
(*2)	The entity is in scope for the associates due to contribution as of the year ended December 31, 2017.
(*3)	The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.

(5)	There are no major borrowing transactions with related parties for the six months ended June 30, 2018 and June 30, 2017.

(6)	Guarantees provided to the related parties are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017	Warranty
Kumho Tire Co., Inc.	13,830	4,181	Import credit in foreign currencies and others
	511	636	Loan commitment
Korea Finance Security Co., Ltd.	218	204	Loan commitment
Korea Credit Bureau Co., Ltd.	31	29	Loan commitment
Woori Service Networks Co., Ltd.	178	155	Loan commitment
Chin Hung International Inc.	32,117	31,891	Loan commitment
STX Engine Co., Ltd. (*)	—	68,858	Import credit in foreign currencies and others
STX corporation	14,914	17,557	Import credit in foreign currencies and others
	132	53	Loan commitment
K BANK Co., Ltd.	101	—	Loan commitment
Well to Sea No. 3 Private Equity Fund	225,000	236,190	Loan commitment

(*)	The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.

For the guarantee provided to the related parties, the Group recognized provisions for guarantees amounting to 11,525 million Won and 71,459 million Won, as of June 30, 2018 and December 31, 2017, respectively.

(7)	Compensation for key management is as follows (Unit: Korean Won in millions):

	For the six months ended June 30
	2018	2017
Short term benefits	6,023	6,524
Severance payments	280	280

Total	6,303	6,804

Key management includes registered executives and non-registered executives. Outstanding assets and liabilities from transactions with key management amount to 2,155 million Won and 6,946 million Won, respectively, as of June 30, 2018, and with respect to the assets, the Group has not recognized any allowance nor provision.